INCOME TAX - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax [Line Items]
Operating loss carry forwards	$ 15,426	$ 16,322
Reserves and allowances	1,467	1,899
Net deferred tax assets before valuation allowance	16,893	18,221
Valuation allowance	(16,508)	(13,765)
Net deferred tax assets	385	4,456
Domestic [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	12,662	11,931
Valuation allowance	(12,251)	(7,426)
Net deferred tax assets	411	4,505
Foreign [Member]
Income Tax [Line Items]
Net deferred tax assets before valuation allowance	4,231	6,290
Valuation allowance	(4,257)	(6,339)
Deferred Tax Liabilities, Net	$ (26)	$ (49)